Common stock (Tables) - Common Stock [Member]	12 Months Ended
Jan. 31, 2019
Schedule of Common Shares Outstanding	Each share of common stock is entitled to one vote per share, pursuant to certain restrictions.

	January 31,
	2018		2019

	Shares	Amount	Shares	Amount
Common stock	1,638,331	$16	1,994,721	$20

Schedule of the Company has reserved the following shares of common stock for future issuance

As of January 31, 2018 and 2019, the Company has reserved the following shares of common stock for future issuance:

	January 31,

	2018	2019
Senior redeemable convertible preferred stock (Senior A)	6,223,202	6,223,202
Senior redeemable convertible preferred stock (Senior B)	4,185,616	4,185,616
Junior convertible preferred stock	14,902,717	14,902,717
Warrants to purchase Senior A redeemable convertible preferred stock	358,979	358,979
Warrants to purchase Junior redeemable convertible preferred stock	258,675	222,819
Warrants to purchase common stock	256,411	256,411
Employee stock options	5,291,791	5,055,505

Total	31,477,391	31,205,249